Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Assets
Cash	$ 440,035	$ 1,667,281
Restricted cash	0	150,000
Accounts receivable, net of allowance for bad debt of $172,225 and $238,948, respectively	3,803,515	1,886,426
Prepaid expenses and deposits	619,833	351,657
Prepaid workers' compensation	38,784	231,840
Other receivables - current	147,998	6,667
Current portion of workers' compensation deposits	954,000	1,200,000
Total current assets	6,004,165	5,493,871
Property and equipment - net	367,605	411,695
Workers' compensation deposits, less current portion	57,572	1,430,814
Goodwill	2,500,000	2,500,000
Intangible assets - net	82,835	176,336
Total Assets	9,012,177	10,012,716
Accounts payable	271,304	1,546,992
Checks issued and payable	779,702	68,760
Other current liabilities	747,826	560,433
Accrued wages and benefits	1,498,170	881,640
Capital leases	0	5,422
Common stock issuable	26,200	22,200
Current portion of workers' compensation and claims liability	1,702,428	1,675,512
Total current liabilities	5,025,630	4,760,959
Warrant liabilities	1,077,281	1,837,785
Workers compensation claims liability, less current portion	2,238,725	2,875,000
Total liabilities	8,341,636	9,473,744
Stockholders equity:
Preferred stock - $0.001 par value, 5,000,000 shares authorized; none issued	0	0
Common stock - 100,000,000 shares, $0.001 par value, authorized; 57,534,368 and 54,624,368 shares issued and outstanding, respectively	57,570	54,624
Additional paid-in capital	54,925,036	53,868,105
Accumulated deficit	(54,312,065)	(53,383,757)
Total stockholders equity	670,541	538,972
Total liabilities and stockholders' equity	$ 9,012,177	$ 10,012,716